Shareholder Fees - Retail - Vanguard Wellington Fund	Mar. 29, 2021 USD ($)
Investor Shares
Shareholder Fees:
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of Amount Redeemed)	none
Account Service Fee Per Year (for certain fund account balances below $10,000)	$ 20
Admiral Shares
Shareholder Fees:
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of Amount Redeemed)	none
Account Service Fee Per Year (for certain fund account balances below $10,000)	$ 20